Redeemable Convertible Preferred Stock Warrants and Common Stock Warrants (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Summary of Outstanding Warrants to Purchase Redeemable Convertible Preferred Stock

The key terms of the outstanding warrants to purchase redeemable convertible preferred stock are summarized in the following table:

				December 31,
Class of Stock	Exercise Price	Grant Date	Expiration Date	2018	2019
Series A redeemable convertible preferred stock	$1.0000	July 2012	July 2019	400,000	—
Series A redeemable convertible preferred stock	1.0000	September 2013	September 20231)	300,000	300,000
Series A redeemable convertible preferred stock	1.0000	September 2014	September 20241)	200,000	200,000
Series B redeemable convertible preferred stock	2.2674	September 2015	September 2025	2,109,804	2,109,804
Series B redeemable convertible preferred stock	2.2674	June 2016	June 2026	66,155	66,155
Series C redeemable convertible preferred stock	2.5915	June 2017	June 2027	1,654,461	1,654,461

				4,730,420	4,330,420

1)	The redeemable convertible preferred stock warrants expire at the later of the expiration date, or five years after an initial public offering by the Company.

Estimated Fair Value for Each Issuance of the Company's Warrants to Purchase Redeemable Convertible Preferred Stock

The following table sets forth the estimated fair value for each issuance of the Company’s warrants to purchase redeemable convertible preferred stock as of December 31, 2018 and 2019 (in thousands):

	December 31,
Class of Warrants	2018	2019
2013 warrant to purchase Series A redeemable convertible preferred stock	$397	$157
2014 warrant to purchase Series A redeemable convertible preferred stock	275	121
2015 warrant to purchase Series B redeemable convertible preferred stock	3,879	1,879
2016 warrant to purchase Series B redeemable convertible preferred stock	129	64
2017 warrant to purchase Series C redeemable convertible preferred stock	3,405	2,064

	$8,085	$4,285

Warrants to Purchase Redeemable Convertible Preferred Stock Valued Using the Black-Scholes Option-pricing Model

The warrants to purchase redeemable convertible preferred stock were valued using the Black-Scholes option-pricing model at the issuance date and remeasured using the following assumptions:

	Years Ended December 31,
	2018	2019
Market value of shares of redeemable convertible preferred stock	$2.05 - $3.25	$1.36 - $2.40
Expected term (in years)	4.74 - 8.50	3.74 - 7.50
Expected volatility	48.8% - 50.1%	48.1% - 50.0%
Risk-free interest rate	2.51% - 2.59%	1.76% - 1.83%
Dividend yield	0%	0%